Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Net loss per share

Note 16. Net loss per share

As the Company reported a loss for the six-month period ended June 30, 2024, and 2023, the number of shares used to calculate diluted loss per share of common shares attributable to common shareholders is the same as the number of shares used to calculate basic loss per share of common shares attributable to common shareholders for the period presented because the potentially dilutive shares would have been antidilutive if included in the calculation. The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:

	Six-Months Ended
	June 30, 2024	June 30, 2023
Net loss	(33,203)	(36,255)
Weighted average shares outstanding—basic and diluted(i)	32,506,781	17,818,669
Net loss per ordinary share—basic and diluted	(1.02)	(2.03)

(i)	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 15. Equity and divestitures.

Note 18. Net loss per share

The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:

	Years ended December 31,
	2023	2022	2021
Net loss	(247,862)	(114,206)	(77,699)
Weighted average shares outstanding—basic and diluted(i)	23,090,092	17,623,570	15,986,834
Net loss per ordinary share—basic and diluted	(10.73)	(6.48)	(4.86)

(i)	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.

Basic net loss per share is computed by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. As of December 31, 2023, 2022 and 2021, the Group reported a net loss, therefore, potentially dilutive instruments, may be excluded in the calculation of weighted average number of ordinary shares, including those related to share options and subscription rights outstanding as of December 31, 2023, 2022 and 2021, as their impact is anti-dilutive. The calculation is reflective of the weighted average number of ordinary shares including dilutive shares. These options and variable shares, per the subscription rights agreements, could potentially dilute basic earnings per share in the future, as well as shares that will be issued in the future related to renegotiations of the deferred and contingent consideration and additional subscription rights issued.